Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Pension Plans Defined Benefit [Member]	Sep. 30, 2012 Pension Plans Defined Benefit [Member]	Sep. 30, 2013 Other Postretirement Benefit Plans Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 4	$ 5	$ 1	$ 23
Interest Cost			16	14	10	10
Expected Return on plan assets			(33)	(19)	0	0
Net periodic benefit costs			(13)	0	11	33
Actual contribution for the nine months ended September 30, 2013	11
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Expected contribution for 2013		$ 17